Recently Adopted Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Recently Adopted Accounting Pronouncements	Recently Adopted Accounting Pronouncements There are no recent accounting pronouncements not yet adopted which are expected to have a material impact on the Plan.